Income Tax - Disclosure of information about unrecognized deductible temporary differences (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Total unrecognized deductible temporary differences	$ 111,347	$ 66,983
Non-capital loss carry forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Total unrecognized deductible temporary differences	88,442	51,350
Property, plant, and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Total unrecognized deductible temporary differences	623	91
Equity investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Total unrecognized deductible temporary differences	5,283	1,240
Financing costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Total unrecognized deductible temporary differences	9,415	8,056
Foreign exchange [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Total unrecognized deductible temporary differences	709	192
Capital Loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Total unrecognized deductible temporary differences	6,138	6,054
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Total unrecognized deductible temporary differences	$ 737	$ 0